SCHEDULE OF INCOME TAX AND ACTUAL PROVISION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income before income tax	$ 1,038,924	$ 517,006
Tax expenses at the BVI statutory income tax rate
Tax effect of rate differences in various jurisdictions	171,422	85,306
Tax effect of non-taxable income	(4,838)	(430)
Tax effect of deductible temporary difference	(4,917)	(381)
Tax effect of non-deductible expenditure		3,626
Tax concession	(385)	(769)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)
Income tax expenses	$ 140,129	$ 66,198